Share-based payments - Disclosure of reconciliation of AGAs (Details) - shares				6 Months Ended		12 Months Ended
	Dec. 01, 2023	Sep. 28, 2023	Jul. 11, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Total AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				2,601,296	2,601,296
Number of instruments outstanding, beginning balance (in shares)						0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)				2,601,296	2,601,296	2,601,296
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			1,382,796
Number of instruments outstanding, beginning balance (in shares)						0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)				1,382,796	1,382,796	1,382,796
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			100,000
Number of instruments outstanding, beginning balance (in shares)						0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)				100,000	100,000	100,000
AGA-2023-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		731,500
Number of instruments outstanding, beginning balance (in shares)						0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)				731,500	731,500	731,500
AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		254,250
Number of instruments outstanding, beginning balance (in shares)						0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)				254,250	254,250	254,250
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	132,750
Number of instruments outstanding, beginning balance (in shares)						0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)				132,750	132,750	132,750